As filed with the Securities and Exchange Commission on March 10, 2015

File Nos. 333-22075 and 811-8061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 47	☒
(Check appropriate box or boxes.)

Diamond Hill Funds

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 226-5595

Gary R. Young, Diamond Hill Funds

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)

With copy to:

Michael V. Wible, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Columbus, and the State of Ohio on the 10th day of March, 2015.

DIAMOND HILL FUNDS

By:	/s/ Gary R. Young
Gary R. Young

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Gary R. Young Gary R. Young	President	March 10, 2015

/s/ Trent M. Statczar Trent M. Statczar	Treasurer	March 10, 2015

Elizabeth P. Kessler* Elizabeth P. Kessler	Trustee	March 10, 2015

D’Ray Moore Rice* D’Ray Moore Rice	Trustee	March 10, 2015

George A. Skestos* George A. Skestos	Trustee	March 10, 2015

Peter E. Sundman* Peter E. Sundman	Trustee	March 10, 2015

Tamara L. Fagely* Tamara L. Fagely	Trustee	March 10, 2015

*By:	/s/ Gary R. Young
Gary R. Young
Executed by Gary R. Young
on behalf of those indicated pursuant to Powers of Attorney

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase